Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Period Ended [Member]
Foreign Currency Exchange Rate, Translation	7.75	7.78	7.77
Average Annual [Member]
Foreign Currency Exchange Rate, Translation	7.76	7.78	7.77